CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,014	$ 21,290	$ 26,351
Profit recognized to date (less recognized losses)	2,044	1,760	1,467
Contract costs incurred and profit recognized (less recognized losses)	23,058	23,050	27,818
Less: progress billings	(23,847)	(24,021)	(28,899)
Contract work in progress (liability)	(789)	(971)	(1,081)
Comprising:
Amounts due from customers — work in progress	435	427	481
Amounts due to customers — creditors	(1,224)	(1,398)	(1,562)
Contract work in progress (liability)	(789)	$ (971)	$ (1,081)
Decrease in amounts due from customers asset, billed amounts	(2,612)
Increase in amounts due from customers asset, additions to work in progress	2,608
Increase in amounts due from customers asset, other changes	12
Decrease in amounts due from customers liability, recognized revenue	(1,394)
Increase in amounts due from customers liability, additions to work in progress	1,278
Decrease in amounts due from customers liability, other changes	$ (58)